Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
27.	RELATED PARTY TRANSACTIONS

(a)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control or exercise significant influence over the other party.

Parties are also considered to be related if they are subject to common control. Members of key management of the Group and their close family members are also considered as related parties.

Name of related parties	Nature of relationship
Mr. Yang Lu	The chief executive officer and chairman of our board of directors and ultimate significant shareholder of the Company

As disclosed in note 20 (i) to 20 (iv) to the consolidated financial statements, the RMB90,000 and Nil non-revolving facility agreements provided by five third party banks were guaranteed by the ultimate significant shareholder, Mr. Yang Lu for the years ended December 31, 2023 and 2024, respectively.

(b)	Key management compensation

2024
$’000
Salaries and Pension costs	1,951
Share-based compensation expenses	1,117
Total	3,068